Capital Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Capital Stock

21. CAPITAL STOCK

[a]	At December 31, 2015, the Company’s authorized, issued and outstanding capital stock are as follows:

Preference shares - issuable in series -

The Company’s authorized capital stock includes 99,760,000 preference shares, issuable in series. None of these shares are currently issued or outstanding.

Common Shares -

Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.

[ii]	Each share shall participate equally as to dividends.

[b]

On November 10, 2015, the TSX accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 40 million Magna Common Shares [the “2015 Bid”], representing 9.9% of the Company’s public float of Common Shares. The Bid commenced on November 13, 2015 and will terminate no later than November 12, 2016.

Previously, the Company had Normal Course Issuer Bids in place for the 12 month periods beginning in November 2014 and 2013.

The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	Maximum	2015		2014
	number	Shares	Cash	Shares	Cash
	of shares	purchased	amount	purchased	amount
2013 Bid	40,000,000	—	$—	30,271,428	$1,525
2014 Bid	40,000,000	8,166,514	388	4,798,376	241
2015 Bid	40,000,000	2,585,970	113	—	—

		10,752,484	$501	35,069,804	$1,766

Certain purchases were made by way of private agreements entered into with arm’s length, third party sellers. Such private agreement purchases were made at a discount to the prevailing market price for the Company’s Common Shares and pursuant to issuer bid exemption orders issued by the Ontario Securities Commission. All other purchases of Common Shares are made at the market price at the time of purchase in accordance with the rules and policies of the TSX. Purchases may also be made on the NYSE in compliance with Rule 10b-18 under the U.S. Securities Exchange Act of 1934.

[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 3, 2016 were exercised or converted:

Common Shares	401,643,203
Stock options [note 20]	9,117,224

410,760,427